Equity - Summary of Outstanding Units (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,860	4,082
Vested (in units)	560	2,056
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	491	1,837
Vested (in units)	491	1,837
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	1,307	1,336
Vested (in units)	0	0
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	946	656
Vested (in units)	0	0
PDSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	116	253
Vested (in units)	69	219